Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash and cash equivalents		$ 8,870,800	$ 3,129,800
Trading securities		7,000
Stable coins			254,400
Digital assets			7,696,700
Accounts receivable		422,800
Prepaid expenses and other assets		3,175,100	489,700
Current content assets, net		1,566,800
Total current assets		14,908,500	11,570,600
Non-current Assets:
Long-term investments		1,480,800	1,770,800
Goodwill		2,889,200
Content assets, net		183,800
Total non-current assets		4,553,800	1,770,800
Total assets		19,462,300	13,341,400
Current liabilities:
Accounts payable		1,000,500
Contract liabilities		2,095,500
Income taxes payable		2,700	1,100
Other current liabilities and accrued expenses		2,255,300	185,400
Subscription advanced from the shareholders			2,755,100
Total liabilities		5,354,000	2,941,600
Commitments and contingencies (Note 14)
Shareholders’ Equity:
Preferred stock, $0.001 par value, 2,000,000 shares authorized, no shares issued and outstanding
Paid-in capital		40,405,400	27,822,200
Accumulated deficit		(26,337,600)	(17,454,200)
Total shareholder’s equity		14,108,300	10,399,800
Total liabilities and shareholder’ equity		19,462,300	13,341,400
Related party
Current Assets:
Loans receivable – a related party		866,000
Class A Ordinary Shares
Shareholders’ Equity:
Ordinary shares, value	[1]	34,600	31,800
Class B Ordinary Shares
Shareholders’ Equity:
Ordinary shares, value	[1]	$ 5,900

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization and reclassification of Class A and Class B ordinary shares (Note 1).